Investments Accounted for Using the Equity Method - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($) $ / Per_tonne	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 2,585	$ 2,569	$ 2,473
Impairment loss	$ 494	264	$ 333
Short Term Range [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Price per tonne of coal | $ / Per_tonne	45
Long Term Range [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Price per tonne of coal | $ / Per_tonne	65
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 776	$ 853
Impairment loss	$ 0
Post tax discount rate	9.50%
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Commitment percentage	50.00%	50.00%
Commitments in relation to joint ventures	$ 200	$ 250